Debt (Q3)	9 Months Ended
Mar. 31, 2018
Debt [Abstract]
Debt
Note 5 — Debt

On September 28, 2017, the Company entered into a promissory note with an investor of the Company in the amount of $200,000.  The note bears no interest and is payable in full on September 30, 2018.  In addition, on December 20, 2017, the Company entered into a promissory note with the same investor of the Company in the amount of $150,000.  This note also bears no interest and is payable in full on December 20, 2018.  The investor has agreed to convert the loan into 437,500 shares of common stock.  The Company has not issued these shares at this time.

During February 2018, the Company entered into two promissory notes with an investor of the Company in the amount of $28,000 and $84,000 in exchange for $25,000 and $75,000, respectively.  Each of the notes have an original issue discount of $3,000 and $9,000, respectively that is being amortized to interest expense over the term of the notes.  As of March 31, 2018, $2,155 and $6,514 of the discount remains to be amortized.  The notes bear interest at 12% and is payable in full in August 2018.

During February 2018, the Company entered into a promissory note with an investor of the Company in the amount of $150,000 in exchange for $132,000.  The note has an original issue discount of $18,000 that is being amortized to interest expense over the term of the note.  As of March 31, 2018, $12,729 of the discount remains to be amortized.  The note bears interest at 12% and is payable in full in August 2018.